Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.52981%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,867,735.43

Principal:
Principal Collections	$22,231,574.93
Prepayments in Full	$10,450,802.60
Liquidation Proceeds	$484,736.23
Recoveries	$155,468.27
Sub Total	$33,322,582.03
Collections	$35,190,317.46

Purchase Amounts:
Purchase Amounts Related to Principal	$390,219.55
Purchase Amounts Related to Interest	$1,971.31
Sub Total	$392,190.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,582,508.32

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,582,508.32
Servicing Fee	$533,336.45	$533,336.45	$0.00	$0.00	$35,049,171.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,049,171.87
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$35,049,171.87
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$35,049,171.87
Interest - Class A-3 Notes	$1,177,941.90	$1,177,941.90	$0.00	$0.00	$33,871,229.97
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$33,270,016.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,270,016.47
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$33,071,457.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,071,457.22
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$32,934,127.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,934,127.72
Regular Principal Payment	$30,491,268.19	$30,491,268.19	$0.00	$0.00	$2,442,859.53
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,442,859.53
Residual Released to Depositor	$0.00	$2,442,859.53	$0.00	$0.00	$0.00
Total		$35,582,508.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,491,268.19
Total					$30,491,268.19

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,491,268.19	$58.75	$1,177,941.90	$2.27	$31,669,210.09	$61.02
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$30,491,268.19	$19.31	$2,115,044.15	$1.34	$32,606,312.34	$20.65

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$315,520,150.95	0.6078918	$285,028,882.76	0.5491463
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$551,640,150.95	0.3493737	$521,148,882.76	0.3300625

Pool Information
Weighted Average APR	3.525%	3.541%
Weighted Average Remaining Term	34.72	33.99
Number of Receivables Outstanding	31,083	30,176
Pool Balance	$640,003,745.66	$605,924,227.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$588,082,316.27	$557,079,855.31
Pool Factor	0.3667006	0.3471742

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$48,844,372.06
Targeted Overcollateralization Amount	$84,775,344.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,775,344.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$522,184.98
(Recoveries)		64	$155,468.27
Net Loss for Current Collection Period			$366,716.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6876%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7960%
Second Prior Collection Period			0.8459%
Prior Collection Period			0.7391%
Current Collection Period			0.7064%
Four Month Average (Current and Prior Three Collection Periods)			0.7718%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,778	$10,174,651.93
(Cumulative Recoveries)			$1,264,875.94
Cumulative Net Loss for All Collection Periods			$8,909,775.99
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5105%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,722.53
Average Net Loss for Receivables that have experienced a Realized Loss			$5,011.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.61%	333	$9,753,201.35
61-90 Days Delinquent	0.20%	38	$1,229,695.86
91-120 Days Delinquent	0.03%	7	$204,159.16
Over 120 Days Delinquent	0.14%	28	$827,462.72
Total Delinquent Receivables	1.98%	406	$12,014,519.09

Repossession Inventory:
Repossessed in the Current Collection Period		17	$531,842.48
Total Repossessed Inventory		22	$809,507.42

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2723%
Prior Collection Period			0.2638%
Current Collection Period			0.2419%
Three Month Average			0.2593%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3732%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	26

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	79	$2,341,441.91
2 Months Extended	216	$6,460,907.84
3+ Months Extended	45	$1,301,148.68

Total Receivables Extended	340	$10,103,498.43
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer